INVENTORIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 186	$ 159	$ 127
Inventory write-down	9	7	12
Provision for inventories	$ 6	$ 8	$ 13